Label	Element	Value
LORD ABBETT DEVELOPING GROWTH FUND INC
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Sales Charge Reductions and Waivers” on page 34 of the prospectus, Appendix A to the prospectus, titled “Intermediary-Specific Sales Charge Reductions and Waivers,” and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 9-1 of Part II of the statement of additional information (“SAI”).

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C shares automatically convert to Class A shares after eight years. The expense example for Class C shares for the ten-year period reflects the conversion to Class A shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	oef_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests in equity securities of companies that the portfolio management team believes demonstrate above-average, long-term growth potential. The portfolio management team seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company’s start-up phase when growth is expected to occur at a rate generally not equaled by established companies in their mature years.

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of small companies. A small company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

Equity securities in which the Fund may invest include common stocks, preferred stocks, equity interests in trusts (including real estate investment trusts (“REITs”) and privately offered trusts), partnerships, joint ventures, limited liability companies and vehicles with similar legal structures, other instruments convertible or exercisable into the foregoing, and other investments with similar economic characteristics.

The Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”), and other similar depositary receipts. In addition to ADRs, the Fund generally defines foreign companies as those whose securities are traded primarily on non-U.S. securities exchanges.

The Fund may engage in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	888-522-2388
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.lordabbett.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Bar Chart (per calendar year) - Class A Shares
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower.
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was 12.49%.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Best Quarter 2nd Q 2020 +40.59% Worst Quarter 4th Q 2018 -23.96%
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	oef_PerformanceTableDoesReflectSalesLoads	The Fund’s average annual total returns include applicable sales charges.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund as well as to a broad-based securities market index.[1] The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans or Individual Retirement Accounts

(“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

[1]The Fund has adopted the S&P 500® Index as its broad-based securities market index.

LORD ABBETT DEVELOPING GROWTH FUND INC | PRINCIPAL RISKS
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

LORD ABBETT DEVELOPING GROWTH FUND INC | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.
LORD ABBETT DEVELOPING GROWTH FUND INC | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
LORD ABBETT DEVELOPING GROWTH FUND INC | · Portfolio Management Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Portfolio Management Risk: If the strategies used and investments selected by the Fund’s portfolio management team fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a favorable market.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes, tariffs or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Equity Securities Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Equity Securities Risk: Equity securities, as well as equity-like securities such as convertible debt securities, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Industry and Sector Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Industry and Sector Risk: Although the Fund does not employ an industry or sector focus, its exposure to specific industries or sectors will increase from time to time based on the portfolio management team’s perception of investment opportunities. If the Fund is overweight in a single industry or sector relative to its benchmark index, the Fund will face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that industry or sector. Furthermore, investments in particular industries or sectors may be more volatile than the broader market as a whole.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Mid-Sized and Small Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Mid-Sized and Small Company Risk: Investments in mid-sized and small companies may involve greater risks than investments in larger, more established companies. Securities of mid-sized and small companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. The securities of mid-sized and small companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Growth Investing Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Growth Investing Risk: Growth stocks typically trade at higher multiples of current earnings as compared to other stocks, which may lead to inflated prices. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Foreign and Emerging Market Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign and Emerging Market Company Risk: Investments in foreign companies and in U.S. companies with economic ties to foreign markets generally involve special risks. These companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. Foreign company securities also include ADRs, which may be less liquid than the underlying shares in their primary trading market. Foreign securities also may subject the Fund’s investments to changes in currency exchange rates. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks. Investments in emerging markets may be considered speculative and generally are riskier than investments in more developed markets. Emerging markets are more likely to experience hyperinflation and currency devaluations. Securities of emerging market companies may have far lower trading volumes and less liquidity than securities of issuers in developed markets. In certain emerging market countries, governments participate to a significant degree in their respective economies. Action by these governments could have a significant adverse effect on market prices of securities and payment of dividends. Companies with economic ties to emerging markets may be susceptible to the same risks as companies organized in emerging markets.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Foreign Currency Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Foreign Currency Risk: Investments in securities that are denominated or receiving revenues in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Foreign currency exchange rates may fluctuate significantly over short periods of time.

LORD ABBETT DEVELOPING GROWTH FUND INC | · Liquidity/Redemption Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• Liquidity/Redemption Risk: The Fund may lose money when selling securities at inopportune times to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the redemption requests occur in times of overall market turmoil or declining prices, and whether the securities the Fund intends to sell have decreased in value or are illiquid. The Fund may be less able to sell illiquid securities at its desired time or price. It may be more difficult for the Fund to value its investments in illiquid securities than more liquid securities.

LORD ABBETT DEVELOPING GROWTH FUND INC | · High Portfolio Turnover Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

• High Portfolio Turnover Risk: High portfolio turnover may result in increased transaction costs, reduced investment performance, and higher taxes resulting from increased realized capital gains, including short-term capital gains taxable as ordinary income when distributed to shareholders.

LORD ABBETT DEVELOPING GROWTH FUND INC | Russell 2000® Growth Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Russell 2000® Growth Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.09%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
LORD ABBETT DEVELOPING GROWTH FUND INC | Russell 2000® Growth Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.72%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT DEVELOPING GROWTH FUND INC | S&P 500® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	S&P 500® Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	25.02%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.68%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
LORD ABBETT DEVELOPING GROWTH FUND INC | S&P 500® Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.47%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT DEVELOPING GROWTH FUND INC | Class A Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1],[2]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 665
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	857
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,065
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,663
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	857
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,065
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,663
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2025 to September 30, 2025 was
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	12.49%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	40.59%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(23.96%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.89%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.00%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.89%
Annual Return [Percent]	oef_AnnlRtrPct	(8.90%)
Annual Return [Percent]	oef_AnnlRtrPct	(2.71%)
Annual Return [Percent]	oef_AnnlRtrPct	29.92%
Annual Return [Percent]	oef_AnnlRtrPct	5.09%
Annual Return [Percent]	oef_AnnlRtrPct	31.91%
Annual Return [Percent]	oef_AnnlRtrPct	72.57%
Annual Return [Percent]	oef_AnnlRtrPct	(2.66%)
Annual Return [Percent]	oef_AnnlRtrPct	(36.09%)
Annual Return [Percent]	oef_AnnlRtrPct	8.50%
Annual Return [Percent]	oef_AnnlRtrPct	21.89%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class A Shares | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	14.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.91%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.94%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class C Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1],[3]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 272
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,799
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	172
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	533
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	918
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,799
Average Annual Return, Percent	oef_AvgAnnlRtrPct	20.04%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.71%	[4]
LORD ABBETT DEVELOPING GROWTH FUND INC | Class F Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	978
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	252
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	439
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 978
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.12%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.42%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.69%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class F3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 750
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.23%
Performance Inception Date	oef_PerfInceptionDate	Apr. 04, 2017
LORD ABBETT DEVELOPING GROWTH FUND INC | Class I Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 859
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.80%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class P Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,386
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.71%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.39%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class R2 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.60%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 131
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,556
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.14%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class R3 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.19%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	654
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,443
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	121
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	654
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,443
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.26%
LORD ABBETT DEVELOPING GROWTH FUND INC | Class R4 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	300
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	520
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,155
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	96
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	300
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	520
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,155
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.91%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
LORD ABBETT DEVELOPING GROWTH FUND INC | Class R5 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	221
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	384
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	859
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	221
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	384
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 859
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.21%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.18%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015
LORD ABBETT DEVELOPING GROWTH FUND INC | Class R6 Shares
Risk/Return:	oef_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.51%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.09%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	750
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	61
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	192
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	335
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 750
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.34%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.63%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.30%
Performance Inception Date	oef_PerfInceptionDate	Jun. 30, 2015

[1]

A shareholder transacting in share classes without a front-end sales charge may be required to pay a commission to its financial intermediary. Please contact your financial intermediary for more information about whether such a commission may apply to your transaction.

[2]

A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month in which the one-year anniversary of the purchase falls.

[3]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.
[4]	Class C shares convert to Class A shares eight years after purchase. Class C share performance does not reflect the impact of such conversion to Class A shares.